THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%
	Shares	Value (000)
BELGIUM — 1.6%
REAL ESTATE — 1.6%
VGP	14,180	$1,186
		1,186

CANADA — 3.1%
MATERIALS — 3.1%
Franco-Nevada	17,460	2,316
		2,316

FRANCE — 3.9%
CONSUMER DISCRETIONARY — 1.9%
Accor	20,563	932
LVMH Moet Hennessy Louis Vuitton ADR	4,011	532
		1,464
CONSUMER STAPLES — 2.0%
L'Oreal ADR	19,804	1,482
		2,946

HONG KONG — 1.9%
FINANCIALS — 1.9%
AIA Group	181,729	1,436
		1,436

ISRAEL — 1.6%
INDUSTRIALS — 1.6%
Fiverr International *	41,405	1,212
		1,212

JAPAN — 7.0%
FINANCIALS — 3.6%
Mitsubishi UFJ Financial Group ADR	149,491	1,581
Sumitomo Mitsui Financial Group	49,585	1,068
		2,649
INDUSTRIALS — 2.1%
FANUC	58,161	1,576

UTILITIES — 1.3%
Kansai Electric Power	61,380	992
		5,217

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
NETHERLANDS — 1.2%
INFORMATION TECHNOLOGY — 1.2%
ASML Holding, Cl G	1,397	$940
		940

SPAIN — 4.6%
CONSUMER DISCRETIONARY — 2.7%
Industria de Diseno Textil	35,345	2,011

FINANCIALS — 1.9%
Banco Santander ADR	297,090	1,444
		3,455

SWEDEN — 1.9%
INDUSTRIALS — 1.9%
Sandvik	71,498	1,402
		1,402

SWITZERLAND — 7.3%
CONSUMER STAPLES — 1.7%
Nestle ADR	13,575	1,283

HEALTH CARE — 2.3%
Novartis ADR	15,474	1,677

INDUSTRIALS — 3.3%
ABB ADR	44,731	2,480
		5,440

UNITED KINGDOM — 4.9%
ENERGY — 3.2%
Shell PLC ADR	35,425	2,393

FINANCIALS — 1.7%
London Stock Exchange Group	9,693	1,314
		3,707

UNITED STATES — 55.7%
COMMUNICATION SERVICES — 3.9%
Alphabet, Cl C	6,072	1,049
Verizon Communications	44,848	1,889
		2,938
CONSUMER DISCRETIONARY — 3.1%
Amazon.com *	12,380	2,308

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
CONSUMER STAPLES — 2.3%
Costco Wholesale	2,008	$1,755

ENERGY — 3.3%
EOG Resources	7,886	962
Schlumberger	36,823	1,475
		2,437
FINANCIALS — 10.2%
American Express	3,645	984
Berkshire Hathaway, Cl B *	3,618	1,631
Goldman Sachs Group	4,189	2,169
JPMorgan Chase	7,564	1,679
Visa, Cl A	4,115	1,193
		7,656
HEALTH CARE — 10.7%
GRAIL *	2,319	31
Illumina *	14,945	2,154
Intellia Therapeutics *	30,095	428
Natera *	12,328	1,491
Regeneron Pharmaceuticals *	2,497	2,093
Vertex Pharmaceuticals *	3,708	1,765
		7,962
INDUSTRIALS — 1.7%
Kadant	3,734	1,244

INFORMATION TECHNOLOGY — 15.8%
Apple	7,572	1,711
Broadcom	4,276	726
Cadence Design Systems *	7,920	2,187
Cognex	56,341	2,267
Impinj *	7,665	1,456
IonQ *	30,324	456
NVIDIA	17,702	2,350
Snowflake, Cl A *	6,843	786
		11,939
REAL ESTATE — 0.9%
Terreno Realty ‡	11,485	689

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
UTILITIES — 3.8%
American Electric Power	19,202	$1,896
Atmos Energy	6,811	945
		2,841
		41,769

TOTAL COMMON STOCK
(Cost $55,556)		71,026

TOTAL INVESTMENTS— 94.7%
(Cost $55,556)		$71,026

Percentages are based on Net Assets of $74,963 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CCT-QH-001-0900